Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000022342 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series NAV
Trading Symbol	JAGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Bond Market Trust (Series NAV/JAGUX) returned 6.91% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | U.S. agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series NAV/JAGUX)	6.91%	(0.65)%	1.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,078,346,165
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 2,082,336
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,078,346,165
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$2,082,336
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	46.5%
U.S. Government Agency	24.8%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.3%
Foreign government obligations	0.8%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000117966 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series II
Trading Symbol	JAGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Bond Market Trust (Series II/JAGVX) returned 6.67% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | U.S. agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series II/JAGVX)	6.67%	(0.91)%	1.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,078,346,165
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 2,082,336
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,078,346,165
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$2,082,336
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	46.5%
U.S. Government Agency	24.8%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.3%
Foreign government obligations	0.8%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000117965 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series I
Trading Symbol	JTBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Bond Market Trust (Series I/JTBMX) returned 6.86% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | U.S. agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series I/JTBMX)	6.86%	(0.70)%	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,078,346,165
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 2,082,336
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,078,346,165
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$2,082,336
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	46.5%
U.S. Government Agency	24.8%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.3%
Foreign government obligations	0.8%
Asset-backed securities	0.4%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022375 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series I
Trading Symbol	JADKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Trust (Series I/JADKX) returned 6.94% for the year ended December 31, 2025. Investment-grade fixed income bonds performed well during the period, with attractive yields, the resumption of interest rate cuts by the Federal Reserve late in the year and continued strength in U.S. economic conditions. The yield curve steepened considerably, while credit and mortgage spreads tightened on fundamental improvement and strong demand.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-backed securities | Positions in agency mortgage-backed securities, including passthroughs and collateralized mortgage obligations (CMOs), were among the largest contributors to performance. Mortgage-backed securities had a strong year as lower interest rates, a steeper yield curve, and falling interest rate volatility all supported valuations and demand.
Corporate bonds | Holdings in corporate bonds across industrial, utility, and financial subsectors contributed to performance. Corporate bonds benefited from resilient economic conditions, prospects for deregulation, and strong demand from domestic and foreign investors.
TOP PERFORMANCE DETRACTORS
Long-dated Treasuries | Certain holdings in longer-dated Treasuries detracted from performance, as the yield curve steepened and long-term interest rates actually rose slightly during the period.
Oracle Corp. | Positioning in Oracle Corp. detracted as investors grew more concerned about the company’s level of investment in artificial intelligence initiatives.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series I/JADKX)	6.94%	(0.57)%	1.91%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 798,934,939
Holdings Count | Holding	986
Advisory Fees Paid, Amount	$ 4,457,967
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$798,934,939
Total number of portfolio holdings	986
Total advisory fees paid (net)	$4,457,967
Portfolio turnover rate	234%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	28.2%
U.S. Government	25.0%
Corporate bonds	24.2%
Collateralized mortgage obligations – U.S. Government Agency	12.6%
Asset-backed securities	6.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	1.3%
Municipal bonds	0.1%
Short-term investments and other	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022376 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series II
Trading Symbol	JAAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Trust (Series II/JAAEX) returned 6.77% for the year ended December 31, 2025. Investment-grade fixed income bonds performed well during the period, with attractive yields, the resumption of interest rate cuts by the Federal Reserve late in the year and continued strength in U.S. economic conditions. The yield curve steepened considerably, while credit and mortgage spreads tightened on fundamental improvement and strong demand.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-backed securities | Positions in agency mortgage-backed securities, including passthroughs and collateralized mortgage obligations (CMOs), were among the largest contributors to performance. Mortgage-backed securities had a strong year as lower interest rates, a steeper yield curve, and falling interest rate volatility all supported valuations and demand.
Corporate bonds | Holdings in corporate bonds across industrial, utility, and financial subsectors contributed to performance. Corporate bonds benefited from resilient economic conditions, prospects for deregulation, and strong demand from domestic and foreign investors.
TOP PERFORMANCE DETRACTORS
Long-dated Treasuries | Certain holdings in longer-dated Treasuries detracted from performance, as the yield curve steepened and long-term interest rates actually rose slightly during the period.
Oracle Corp. | Positioning in Oracle Corp. detracted as investors grew more concerned about the company’s level of investment in artificial intelligence initiatives.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series II/JAAEX)	6.77%	(0.78)%	1.70%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 798,934,939
Holdings Count | Holding	986
Advisory Fees Paid, Amount	$ 4,457,967
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$798,934,939
Total number of portfolio holdings	986
Total advisory fees paid (net)	$4,457,967
Portfolio turnover rate	234%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	28.2%
U.S. Government	25.0%
Corporate bonds	24.2%
Collateralized mortgage obligations – U.S. Government Agency	12.6%
Asset-backed securities	6.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	1.3%
Municipal bonds	0.1%
Short-term investments and other	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022374 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series NAV
Trading Symbol	JVCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Trust (Series NAV/JVCNX) returned 7.03% for the year ended December 31, 2025. Investment-grade fixed income bonds performed well during the period, with attractive yields, the resumption of interest rate cuts by the Federal Reserve late in the year and continued strength in U.S. economic conditions. The yield curve steepened considerably, while credit and mortgage spreads tightened on fundamental improvement and strong demand.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-backed securities | Positions in agency mortgage-backed securities, including passthroughs and collateralized mortgage obligations (CMOs), were among the largest contributors to performance. Mortgage-backed securities had a strong year as lower interest rates, a steeper yield curve, and falling interest rate volatility all supported valuations and demand.
Corporate bonds | Holdings in corporate bonds across industrial, utility, and financial subsectors contributed to performance. Corporate bonds benefited from resilient economic conditions, prospects for deregulation, and strong demand from domestic and foreign investors.
TOP PERFORMANCE DETRACTORS
Long-dated Treasuries | Certain holdings in longer-dated Treasuries detracted from performance, as the yield curve steepened and long-term interest rates actually rose slightly during the period.
Oracle Corp. | Positioning in Oracle Corp. detracted as investors grew more concerned about the company’s level of investment in artificial intelligence initiatives.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series NAV/JVCNX)	7.03%	(0.52)%	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 798,934,939
Holdings Count | Holding	986
Advisory Fees Paid, Amount	$ 4,457,967
Investment Company Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$798,934,939
Total number of portfolio holdings	986
Total advisory fees paid (net)	$4,457,967
Portfolio turnover rate	234%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	28.2%
U.S. Government	25.0%
Corporate bonds	24.2%
Collateralized mortgage obligations – U.S. Government Agency	12.6%
Asset-backed securities	6.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	1.3%
Municipal bonds	0.1%
Short-term investments and other	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022418 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series NAV
Trading Symbol	JAEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series NAV/JAEKX) returned 9.60% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the US experiencing its longest government shutdown on record.
TOP PERFORMANCE CONTRIBUTORS
Duration and yield curve | At the aggregate portfolio level, duration and yield curve positioning was one of the top contributors to positive total returns overall. Currency and credit exposure were also additive to results.
Strategic sector | Positive total returns were driven by strategic sector positions. Within the strategic sector, emerging market opportunities positioning was the largest positive contributor, in particular exposure to local debt had a favorable impact.
TOP PERFORMANCE DETRACTORS
Relative value | Within the fund’s relative value theme, exposure to discretionary macro rates had a negative impact on performance.
Tactical | Our duration management strategies within the tactical return driver detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	9.60%	0.62%	3.25%
Bloomberg Global Aggregate Bond (USD Hedged) Index	4.86%	0.34%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,364,371
Holdings Count | Holding	1,239
Advisory Fees Paid, Amount	$ 714,692
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$143,364,371
Total number of portfolio holdings	1,239
Total advisory fees paid (net)	$714,692
Portfolio turnover rate	157%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	39.1%
U.S. Government Agency	17.6%
Corporate bonds	13.9%
Convertible bonds	9.4%
U.S. Government	5.5%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	2.7%
Term loans	2.7%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	2.5%
Exchange-traded funds	0.1%
Short-term investments	1.1%

Country Composition
United States	52.4%
Brazil	6.4%
Czech Republic	4.7%
Norway	3.9%
Australia	3.7%
India	2.7%
Japan	2.5%
South Korea	2.4%
United Kingdom	2.3%
Colombia	1.8%
Other countries	17.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022420 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series II
Trading Symbol	JAEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series II/JAEHX) returned 9.20% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the US experiencing its longest government shutdown on record.
TOP PERFORMANCE CONTRIBUTORS
Duration and yield curve | At the aggregate portfolio level, duration and yield curve positioning was one of the top contributors to positive total returns overall. Currency and credit exposure were also additive to results.
Strategic sector | Positive total returns were driven by strategic sector positions. Within the strategic sector, emerging market opportunities positioning was the largest positive contributor, in particular exposure to local debt had a favorable impact.
TOP PERFORMANCE DETRACTORS
Relative value | Within the fund’s relative value theme, exposure to discretionary macro rates had a negative impact on performance.
Tactical | Our duration management strategies within the tactical return driver detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series II/JAEHX)	9.20%	0.37%	2.99%
Bloomberg Global Aggregate Bond (USD Hedged) Index	4.86%	0.34%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,364,371
Holdings Count | Holding	1,239
Advisory Fees Paid, Amount	$ 714,692
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$143,364,371
Total number of portfolio holdings	1,239
Total advisory fees paid (net)	$714,692
Portfolio turnover rate	157%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	39.1%
U.S. Government Agency	17.6%
Corporate bonds	13.9%
Convertible bonds	9.4%
U.S. Government	5.5%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	2.7%
Term loans	2.7%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	2.5%
Exchange-traded funds	0.1%
Short-term investments	1.1%

Country Composition
United States	52.4%
Brazil	6.4%
Czech Republic	4.7%
Norway	3.9%
Australia	3.7%
India	2.7%
Japan	2.5%
South Korea	2.4%
United Kingdom	2.3%
Colombia	1.8%
Other countries	17.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022419 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series I
Trading Symbol	JAEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series I/JAEJX) returned 9.51% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the US experiencing its longest government shutdown on record.
TOP PERFORMANCE CONTRIBUTORS
Duration and yield curve | At the aggregate portfolio level, duration and yield curve positioning was one of the top contributors to positive total returns overall. Currency and credit exposure were also additive to results.
Strategic sector | Positive total returns were driven by strategic sector positions. Within the strategic sector, emerging market opportunities positioning was the largest positive contributor, in particular exposure to local debt had a favorable impact.
TOP PERFORMANCE DETRACTORS
Relative value | Within the fund’s relative value theme, exposure to discretionary macro rates had a negative impact on performance.
Tactical | Our duration management strategies within the tactical return driver detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series I/JAEJX)	9.51%	0.57%	3.19%
Bloomberg Global Aggregate Bond (USD Hedged) Index	4.86%	0.34%	2.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,364,371
Holdings Count | Holding	1,239
Advisory Fees Paid, Amount	$ 714,692
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$143,364,371
Total number of portfolio holdings	1,239
Total advisory fees paid (net)	$714,692
Portfolio turnover rate	157%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	39.1%
U.S. Government Agency	17.6%
Corporate bonds	13.9%
Convertible bonds	9.4%
U.S. Government	5.5%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Asset-backed securities	2.7%
Term loans	2.7%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	2.5%
Exchange-traded funds	0.1%
Short-term investments	1.1%

Country Composition
United States	52.4%
Brazil	6.4%
Czech Republic	4.7%
Norway	3.9%
Australia	3.7%
India	2.7%
Japan	2.5%
South Korea	2.4%
United Kingdom	2.3%
Colombia	1.8%
Other countries	17.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022431 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series I
Trading Symbol	JAHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Active Bond Trust (Series I/JAHFX) returned 7.39% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income assets | Agency mortgage-backed securities were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series I/JAHFX)	7.39%	0.02%	2.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 564,477,387
Holdings Count | Holding	1,050
Advisory Fees Paid, Amount	$ 3,278,024
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$564,477,387
Total number of portfolio holdings	1,050
Total advisory fees paid (net)	$3,278,024
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.3%
U.S. Government Agency	36.4%
U.S. Government	14.0%
Asset-backed securities	5.8%
Collateralized mortgage obligations – Commercial and residential	4.1%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022432 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series II
Trading Symbol	JAHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Active Bond Trust (Series II/JAHEX) returned 7.18% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income assets | Agency mortgage-backed securities were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series II/JAHEX)	7.18%	(0.17)%	2.41%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 564,477,387
Holdings Count | Holding	1,050
Advisory Fees Paid, Amount	$ 3,278,024
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$564,477,387
Total number of portfolio holdings	1,050
Total advisory fees paid (net)	$3,278,024
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.3%
U.S. Government Agency	36.4%
U.S. Government	14.0%
Asset-backed securities	5.8%
Collateralized mortgage obligations – Commercial and residential	4.1%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022430 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series NAV
Trading Symbol	JAHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Active Bond Trust (Series NAV/JAHDX) returned 7.56% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income assets | Agency mortgage-backed securities were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series NAV/JAHDX)	7.56%	0.09%	2.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 564,477,387
Holdings Count | Holding	1,050
Advisory Fees Paid, Amount	$ 3,278,024
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$564,477,387
Total number of portfolio holdings	1,050
Total advisory fees paid (net)	$3,278,024
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	37.3%
U.S. Government Agency	36.4%
U.S. Government	14.0%
Asset-backed securities	5.8%
Collateralized mortgage obligations – Commercial and residential	4.1%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Term loans	0.3%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022446 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series NAV
Trading Symbol	JAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Trust (Series NAV/JAEMX) returned 7.45% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Holdings in high yield and investment-grade corporate bonds were meaningful contributors to performance.
TOP PERFORMANCE DETRACTORS
Bank loans | Bank loans were the only asset category that detracted from absolute fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series NAV/JAEMX)	7.45%	4.02%	6.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 07, 2025
Net Assets	$ 183,369,388
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 811,069
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$183,369,388
Total number of portfolio holdings	500
Total advisory fees paid (net)	$811,069
Portfolio turnover rate	147%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.2%
Term loans	1.9%
Preferred securities	0.4%
Common stocks	0.1%
Short-term investments and other	3.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.
Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Objectives [Text Block]	Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Material Fund Change Expenses [Text Block]
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.

Material Fund Change Risks Change [Text Block]
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.

Material Fund Change Adviser [Text Block]
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022448 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series II
Trading Symbol	JAEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Trust (Series II/JAEOX) returned 7.25% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Holdings in high yield and investment-grade corporate bonds were meaningful contributors to performance.
TOP PERFORMANCE DETRACTORS
Bank loans | Bank loans were the only asset category that detracted from absolute fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series II/JAEOX)	7.25%	3.74%	5.86%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 07, 2025
Net Assets	$ 183,369,388
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 811,069
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$183,369,388
Total number of portfolio holdings	500
Total advisory fees paid (net)	$811,069
Portfolio turnover rate	147%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.2%
Term loans	1.9%
Preferred securities	0.4%
Common stocks	0.1%
Short-term investments and other	3.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.
Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Objectives [Text Block]	Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Material Fund Change Expenses [Text Block]
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.

Material Fund Change Risks Change [Text Block]
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.

Material Fund Change Adviser [Text Block]
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022447 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series I
Trading Symbol	JAELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Trust (Series I/JAELX) returned 7.46% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Holdings in high yield and investment-grade corporate bonds were meaningful contributors to performance.
TOP PERFORMANCE DETRACTORS
Bank loans | Bank loans were the only asset category that detracted from absolute fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series I/JAELX)	7.46%	3.97%	6.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 07, 2025
Net Assets	$ 183,369,388
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 811,069
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$183,369,388
Total number of portfolio holdings	500
Total advisory fees paid (net)	$811,069
Portfolio turnover rate	147%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	94.2%
Term loans	1.9%
Preferred securities	0.4%
Common stocks	0.1%
Short-term investments and other	3.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.
Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Objectives [Text Block]	Effective February 7, 2025, the fund’s investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
Material Fund Change Expenses [Text Block]
At the same meeting, the Board approved a change in the fund’s management fee schedule effective February 7, 2025 whereby the annual rate is as follows: a) 0.625% of the first $75 million of aggregate net assets; b) 0.5625% of the next $75 million of aggregate net assets; c) 0.500% of the next $350 million of aggregate net assets; d) 0.475% of the next $2 billion of aggregate net assets; and e) 0.450% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the fund and John Hancock High Yield Fund, a series of John Hancock Bond Trust.

Material Fund Change Strategies [Text Block]
In connection with the Board actions described above, the principal investment strategies of the fund have been revised. The purpose of these changes was to align the fund with the investment approach of the new subadvisor. Specifically, the strategies were revised to reflect the new subadvisor’s focus on industry allocation and securities selection, deciding which types of industries to emphasize at a given time and then which individual securities to buy. This includes a top-down analysis to determine which industries may benefit from current and future changes in the economy and bottom-up research to find securities that appear comparatively undervalued.

Material Fund Change Risks Change [Text Block]
Additionally, effective February 7, 2025, the following risks were added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund: Default debt risk; ESG integration risk; High portfolio turnover risk; Illiquid and restricted securities risk; Large company risk; Small and mid-sized company risk; and U.S. government agency obligations risk. Repurchase agreements risk was removed.

Material Fund Change Adviser [Text Block]
At a meeting held on September 24-26, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective February 7, 2025, Western Asset Management Company, LLC was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022568 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series I
Trading Symbol	JADUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Quality Bond Trust (Series I/JADUX) returned 6.97% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the year, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The portfolio’s duration positioning was the largest contributor to performance over the period. Interest payments were significant contributors to return.
Allocation to structured finance sectors | Non-agency mortgage-backed securities and commercial mortgage-backed securities were meaningful contributors.
Agency mortgage-backed securities (MBS) | Exposure to MBS passthroughs also aided results.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series I/JADUX)	6.97%	(0.47)%	2.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,195,631
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 1,242,170
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$214,195,631
Total number of portfolio holdings	861
Total advisory fees paid (net)	$1,242,170
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	33.1%
U.S. Government Agency	23.1%
Corporate bonds	22.2%
Collateralized mortgage obligations – Commercial and residential	9.2%
Asset-backed securities	5.0%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Foreign government obligations	1.5%
Municipal bonds	0.8%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022569 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series II
Trading Symbol	JADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Quality Bond Trust (Series II/JADSX) returned 6.67% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the year, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The portfolio’s duration positioning was the largest contributor to performance over the period. Interest payments were significant contributors to return.
Allocation to structured finance sectors | Non-agency mortgage-backed securities and commercial mortgage-backed securities were meaningful contributors.
Agency mortgage-backed securities (MBS) | Exposure to MBS passthroughs also aided results.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series II/JADSX)	6.67%	(0.69)%	2.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,195,631
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 1,242,170
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$214,195,631
Total number of portfolio holdings	861
Total advisory fees paid (net)	$1,242,170
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	33.1%
U.S. Government Agency	23.1%
Corporate bonds	22.2%
Collateralized mortgage obligations – Commercial and residential	9.2%
Asset-backed securities	5.0%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Foreign government obligations	1.5%
Municipal bonds	0.8%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022567 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series NAV
Trading Symbol	JAJNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Quality Bond Trust (Series NAV/JAJNX) returned 6.94% for the year ended December 31, 2025. Most fixed income sectors generated positive total returns during the year, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The portfolio’s duration positioning was the largest contributor to performance over the period. Interest payments were significant contributors to return.
Allocation to structured finance sectors | Non-agency mortgage-backed securities and commercial mortgage-backed securities were meaningful contributors.
Agency mortgage-backed securities (MBS) | Exposure to MBS passthroughs also aided results.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series NAV/JAJNX)	6.94%	(0.44)%	2.41%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,195,631
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 1,242,170
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$214,195,631
Total number of portfolio holdings	861
Total advisory fees paid (net)	$1,242,170
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	33.1%
U.S. Government Agency	23.1%
Corporate bonds	22.2%
Collateralized mortgage obligations – Commercial and residential	9.2%
Asset-backed securities	5.0%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Foreign government obligations	1.5%
Municipal bonds	0.8%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022640 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series NAV
Trading Symbol	JABXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Net Assets	$ 2,172,994,723
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 5,379,581
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,172,994,723
Total number of portfolio holdings	107
Total advisory fees paid (net)	$5,379,581
Weighted Average Maturity	43 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	56.0%
Repurchase agreement	27.4%
U.S. Government	16.6%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022642 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series II
Trading Symbol	JAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Net Assets	$ 2,172,994,723
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 5,379,581
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,172,994,723
Total number of portfolio holdings	107
Total advisory fees paid (net)	$5,379,581
Weighted Average Maturity	43 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	56.0%
Repurchase agreement	27.4%
U.S. Government	16.6%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022641 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series I
Trading Symbol	JHOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 2,172,994,723
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 5,379,581
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,172,994,723
Total number of portfolio holdings	107
Total advisory fees paid (net)	$5,379,581
Weighted Average Maturity	43 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	56.0%
Repurchase agreement	27.4%
U.S. Government	16.6%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022740 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series I
Trading Symbol	JESNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series I/JESNX) returned 7.51% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Both investment-grade corporate bonds and high yield corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
Emerging market credit | The fund's emerging market credit positions detracted from absolute performance.
Municipal bonds | Municipal bond securities also detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series I/JESNX)	7.51%	1.55%	3.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 262,554,275
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 2,138,516
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$262,554,275
Total number of portfolio holdings	474
Total advisory fees paid (net)	$2,138,516
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.2%
Foreign government obligations	19.0%
Term loans	9.0%
U.S. Government Agency	6.0%
U.S. Government	4.2%
Preferred securities	4.0%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Collateralized mortgage obligations – Commercial and residential	2.2%
Asset-backed securities	1.7%
Convertible bonds	1.7%
Short-term investments and other	4.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022741 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series II
Trading Symbol	JESPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series II/JESPX) returned 7.22% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Both investment-grade corporate bonds and high yield corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
Emerging market credit | The fund's emerging market credit positions detracted from absolute performance.
Municipal bonds | Municipal bond securities also detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series II/JESPX)	7.22%	1.34%	3.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 262,554,275
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 2,138,516
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$262,554,275
Total number of portfolio holdings	474
Total advisory fees paid (net)	$2,138,516
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.2%
Foreign government obligations	19.0%
Term loans	9.0%
U.S. Government Agency	6.0%
U.S. Government	4.2%
Preferred securities	4.0%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Collateralized mortgage obligations – Commercial and residential	2.2%
Asset-backed securities	1.7%
Convertible bonds	1.7%
Short-term investments and other	4.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022739 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series NAV
Trading Symbol	JVRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series NAV/JVRNX) returned 7.51% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Both investment-grade corporate bonds and high yield corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
Emerging market credit | The fund's emerging market credit positions detracted from absolute performance.
Municipal bonds | Municipal bond securities also detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series NAV/JVRNX)	7.51%	1.61%	3.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 262,554,275
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 2,138,516
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$262,554,275
Total number of portfolio holdings	474
Total advisory fees paid (net)	$2,138,516
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.2%
Foreign government obligations	19.0%
Term loans	9.0%
U.S. Government Agency	6.0%
U.S. Government	4.2%
Preferred securities	4.0%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Collateralized mortgage obligations – Commercial and residential	2.2%
Asset-backed securities	1.7%
Convertible bonds	1.7%
Short-term investments and other	4.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073237 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series NAV
Trading Symbol	JAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Term Government Income Trust (Series NAV/JAFYX) returned 5.09% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities also contributed to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | U.S. Treasuries detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series NAV/JAFYX)	5.09%	0.67%	1.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-5 Year Bond Index	5.83%	1.29%	1.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 243,072,346
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,287,182
Investment Company Portfolio Turnover	487.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,072,346
Total number of portfolio holdings	91
Total advisory fees paid (net)	$1,287,182
Portfolio turnover rate	487%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.6%
U.S. Government Agency	45.0%
Municipal bonds	1.6%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073239 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series II
Trading Symbol	JAFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Term Government Income Trust (Series II/JAFWX) returned 4.95% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities also contributed to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | U.S. Treasuries detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series II/JAFWX)	4.95%	0.43%	1.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-5 Year Bond Index	5.83%	1.29%	1.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 243,072,346
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,287,182
Investment Company Portfolio Turnover	487.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,072,346
Total number of portfolio holdings	91
Total advisory fees paid (net)	$1,287,182
Portfolio turnover rate	487%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.6%
U.S. Government Agency	45.0%
Municipal bonds	1.6%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073238 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series I
Trading Symbol	JAJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Term Government Income Trust (Series I/JAJPX) returned 5.14% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities also contributed to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | U.S. Treasuries detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series I/JAJPX)	5.14%	0.64%	1.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-5 Year Bond Index	5.83%	1.29%	1.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 243,072,346
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,287,182
Investment Company Portfolio Turnover	487.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,072,346
Total number of portfolio holdings	91
Total advisory fees paid (net)	$1,287,182
Portfolio turnover rate	487%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.6%
U.S. Government Agency	45.0%
Municipal bonds	1.6%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Short-term investments and other	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078286 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series I
Trading Symbol	JAFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Select Bond Trust (Series I/JAFZX) returned 7.47% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series I/JAFZX)	7.47%	(0.32)%	2.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,652,493,110
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 30,577,221
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,652,493,110
Total number of portfolio holdings	854
Total advisory fees paid (net)	$30,577,221
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.9%
U.S. Government	15.7%
Asset-backed securities	7.6%
Collateralized mortgage obligations – Commercial and residential	5.2%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078287 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series II
Trading Symbol	JHBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Select Bond Trust (Series II/JHBDX) returned 7.36% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series II/JHBDX)	7.36%	(0.51)%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,652,493,110
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 30,577,221
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,652,493,110
Total number of portfolio holdings	854
Total advisory fees paid (net)	$30,577,221
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.9%
U.S. Government	15.7%
Asset-backed securities	7.6%
Collateralized mortgage obligations – Commercial and residential	5.2%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078285 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series NAV
Trading Symbol	JAGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Select Bond Trust (Series NAV/JAGBX) returned 7.52% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Agency mortgage-backed securities and investment-grade corporate bonds were meaningful contributors to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series NAV/JAGBX)	7.52%	(0.27)%	2.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,652,493,110
Holdings Count | Holding	854
Advisory Fees Paid, Amount	$ 30,577,221
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,652,493,110
Total number of portfolio holdings	854
Total advisory fees paid (net)	$30,577,221
Portfolio turnover rate	107%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	29.9%
U.S. Government	15.7%
Asset-backed securities	7.6%
Collateralized mortgage obligations – Commercial and residential	5.2%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090651 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series NAV
Trading Symbol	JAGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series NAV/JAGFX) returned 4.34% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Investment-grade corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series NAV/JAGFX)	4.34%	2.52%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA 6-Month U.S. Treasury Bill Index	4.28%	3.22%	2.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 201,338,285
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,063,534
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$201,338,285
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,063,534
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.0%
Asset-backed securities	23.0%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090650 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series II
Trading Symbol	JAGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series II/JAGEX) returned 4.02% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Investment-grade corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series II/JAGEX)	4.02%	2.27%	1.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA 6-Month U.S. Treasury Bill Index	4.28%	3.22%	2.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 201,338,285
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,063,534
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$201,338,285
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,063,534
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.0%
Asset-backed securities	23.0%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090649 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series I
Trading Symbol	JAGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series I/JAGJX) returned 4.29% for the year ended December 31, 2025. The fixed income market delivered broad gains in 2025 as attractive yields, tighter credit spreads, and strong performance across U.S. and emerging market sectors supported returns. The U.S. Federal Reserve’s three late-year rate cuts contributed to a steepening yield curve, lowering short-term yields while longer maturities rose amid fiscal and tariff related volatility, further boosting bond performance.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Interest payments were significant contributors to return.
Fixed income securities | Investment-grade corporate bonds were meaningful contributors to absolute performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series I/JAGJX)	4.29%	2.48%	1.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA 6-Month U.S. Treasury Bill Index	4.28%	3.22%	2.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 201,338,285
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,063,534
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$201,338,285
Total number of portfolio holdings	200
Total advisory fees paid (net)	$1,063,534
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.0%
Asset-backed securities	23.0%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	21.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.